Putnam Growth Opportunities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Growth Opportunities Fund		Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	[1]	0.45%		0.45%		0.45%		0.45%		0.45%		0.45%	0.45%	0.45%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	[2]	0.32%	[3]	0.32%	[3]	0.32%	[3]	0.32%	[3]	0.32%	[3]	0.22%	0.12%	0.32%	[3]
Total annual fund operating expenses		1.02%		1.77%		1.77%		1.52%		1.27%		0.67%	0.57%	0.77%
[1]	Management fees are subject to a performance adjustment. Reflects amendment to management contract effective October 24, 2016.
[2]	Reflects current fees
[3]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.